CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1%
	Communications - 1.5%
	Telecommunications - 1.5%
413,937	Vonage Holdings Corporation[1]	$4,892,735

	Consumer Discretionary - 18.2%
	Apparel & Textile Products - 3.2%
279,617	Steven Madden Ltd.	10,418,529

	Consumer Services - 4.9%
1,270,734	Regis Corporation[1]	15,960,419

	Home Construction - 4.0%
252,019	JELD-WEN Holding, Inc.[1]	6,978,406
139,895	Skyline Champion Corporation[1]	6,331,648
		13,310,054
	Leisure Facilities & Services - 2.0%
113,739	BJ's Restaurants, Inc.	6,605,961

	Wholesale - Discretionary - 4.1%
447,678	G-III Apparel Group Ltd.[1]	13,493,015

	Total Consumer Discretionary	59,787,978

	Consumer Staples - 4.6%
	Beverages - 2.9%
582,637	Primo Water Corporation	9,473,678

	Household Products - 1.7%
148,715	Clearwater Paper Corporation[1]	5,594,658

	Total Consumer Staples	15,068,336

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	Energy - 3.9%
	Oil & Gas Services & Equipment - 3.9%
581,600	ChampionX Corporation[1]	$12,638,168

	Financials - 22.7%
	Banking – 18.0%
148,397	Amalgamated Financial Corporation	2,461,906
392,075	Associated Banc-Corporation	8,366,881
317,931	BancorpSouth Bank	10,326,399
214,953	BankUnited, Inc.	9,447,184
155,533	Central Pacific Financial Corporation	4,149,620
223,169	Great Western Bancorp, Inc.	6,759,789
276,678	Hancock Whitney Corporation	11,623,244
410,304	Investors Bancorp, Inc.	6,027,366
		59,162,389
	Institutional Financial Services - 1.6%
98,163	Moelis & Company, Class A	5,387,185

	Insurance - 1.9%
133,812	James River Group Holdings, Ltd.	6,104,504

	Specialty Finance - 1.2%
75,005	Stewart Information Services Corporation	3,902,510

	Total Financials	74,556,588

	Health Care - 2.9%
	Medical Equipment & Devices - 2.9%
233,937	Envista Holdings Corporation[1]	9,544,630

	Industrials - 20.7%
	Aerospace & Defense - 5.4%
149,669	Barnes Group, Inc.	7,414,602

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	Aerospace & Defense - 5.4% (Continued)
198,821	Kaman Corporation	$10,197,530
		17,612,132
	Commercial Support Services - 2.8%
108,527	Clean Harbors, Inc.[1]	9,122,780

	Electrical Equipment - 3.2%
182,753	SPX Corporation[1]	10,649,017

	Industrial Intermediate Products - 3.6%
49,947	Valmont Industries, Inc.	11,870,903

	Industrial Support Services - 2.4%
84,744	Applied Industrial Technologies, Inc.	7,726,110

	Transportation & Logistics - 3.3%
182,138	Kirby Corporation[1]	10,979,279

	Total Industrials	67,960,221

	Materials - 4.8%
	Chemicals - 4.8%
267,165	Ferro Corporation[1]	4,504,402
73,919	HB Fuller Company	4,650,244
35,634	Rogers Corporation[1]	6,706,675
	Total Materials	15,861,321

	Real Estate - 6.7%
	REIT - 6.7%
292,967	American Assets Trust, Inc.	9,503,849
221,828	Corporate Office Properties Trust	5,840,731
332,885	Xenia Hotels & Resorts, Inc.	6,491,258
	Total Real Estate	21,835,838

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.1% (Continued)
	Technology - 8.2%
	Software - 2.8%
61,939	Agilysys, Inc.[1]	$2,970,594
57,594	Envestnet, Inc.[1]	4,160,015
208,098	Tufin Software Technologies Ltd.[1]	2,185,029
		9,315,638
	Technology Services - 5.4%
139,546	Open Lending Corporation[1]	4,942,719
863,514	PAE, Inc.[1]	7,788,896
460,458	Paya Holdings, Inc.[1,2]	5,046,620
		17,778,235
	Total Technology	27,093,873

	Utilities - 2.9%
	Electric Utilities - 1.9%
94,139	Black Hills Corporation	6,285,661

	Gas & Water Utilities - 1.0%
50,587	SJW Group	3,186,475

	Total Utilities	9,472,136

	TOTAL COMMON STOCKS (Cost $243,907,909)	318,711,824

	SHORT-TERM INVESTMENTS — 2.6%
4,198,529	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.03%[3]	4,198,529
4,198,531	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[3]	4,198,531
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,397,060)	8,397,060
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 99.7% (Cost $252,304,969)	327,108,884

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.6%
	REPURCHASE AGREEMENTS — 0.6%
923,769	With HSBC Securities USA, Inc.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $923,769 (collateralized by US Treasury Securities, par values ranging from $212 - $146,244, coupon rates ranging from 0.00% to 5.25%, 8/31/21 - 2/15/51, total market value $942,244)	$923,769
1,000,000	With JP Morgan Securities LLC: at 0.01%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $18,471 - $528,517, coupon rates ranging from 0.00% to 2.00%, 10/15/25 – 11/15/50, total market value $1,017,629)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $1,923,769)	1,923,769

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,923,769)	1,923,769

	TOTAL INVESTMENTS - 100.3% (Cost $254,228,738)	$329,032,653	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(974,967)
	NET ASSETS - 100.0%	$328,057,686

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven-day effective yield as of March 31, 2021.
[4]	At March 31, 2021, the market value of the securities on loan for CRM Small Cap Value Fund was $1,874,160. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.3%
	Consumer Discretionary - 14.0%
	Home Construction - 2.0%
152,270	Skyline Champion Corporation[1]	$6,891,740

	Leisure Facilities & Services - 1.7%
34,521	Marriott Vacations Worldwide Corporation	6,012,868

	Retail - Discretionary - 2.3%
13,394	RH1	7,990,860

	Wholesale - Discretionary - 8.0%
482,438	G-III Apparel Group Ltd.[1]	14,540,681
317,429	LKQ Corporation[1]	13,436,770
		27,977,451
	Total Consumer Discretionary	48,872,919

	Consumer Staples - 4.8%
	Beverages - 3.2%
680,326	Primo Water Corporation	11,062,101

	Food - 1.6%
202,665	Nomad Foods Ltd.[1]	5,565,181

	Total Consumer Staples	16,627,282

	Energy - 5.7%
	Oil & Gas Producers - 2.3%
51,254	Pioneer Natural Resources Company	8,140,160

	Oil & Gas Services & Equipment - 2.3%
365,101	ChampionX Corporation[1]	7,933,645

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.3% (Continued)
	Renewable Energy - 1.1%
63,952	Sunrun, Inc.[1]	$3,867,817

	Total Energy	19,941,622

	Financials - 18.7%
	Banking - 9.4%
402,585	Associated Banc-Corporation	8,591,164
254,114	BancorpSouth Bank	8,253,623
231,137	Great Western Bancorp, Inc.	7,001,140
159,767	Webster Financial Corporation	8,804,759
		32,650,686
	Institutional Financial Services - 1.5%
96,060	Moelis & Company, Class A	5,271,773

	Insurance - 7.8%
128,226	American Financial Group, Inc.	14,630,586
37,161	Assurant, Inc.	5,268,315
98,273	W.R. Berkley Corporation	7,404,871
		27,303,772
	Total Financials	65,226,231

	Health Care - 7.4%
	Health Care Facilities & Services - 2.3%
422,273	Ortho Clinical Diagnostics Holdings PLC[1,2]	8,147,758

	Medical Equipment & Devices - 5.1%
8,364	Bio-Rad Laboratories, Inc., Class A1	4,777,266
317,912	Envista Holdings Corporation[1]	12,970,809
		17,748,075
	Total Health Care	25,895,833

	Industrials - 24.6%
	Aerospace & Defense - 3.7%
158,639	Kaman Corporation	8,136,594

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.3% (Continued)
	Aerospace & Defense - 3.7% (Continued)
11,312	Teledyne Technologies, Inc.[1]	$4,679,209
		12,815,803
	Commercial Support Services - 4.9%
114,819	Clean Harbors, Inc.[1]	9,651,685
160,448	Terminix Global Holdings, Inc.[1]	7,648,556
		17,300,241
	Electrical Equipment - 4.5%
496,661	Hayward Holdings, Inc.[1]	8,383,637
257,637	nVent Electric PLC[2]	7,190,649
		15,574,286
	Industrial Intermediate Products - 3.9%
57,532	Valmont Industries, Inc.	13,673,630

	Industrial Support Services - 2.4%
91,931	Applied Industrial Technologies, Inc.	8,381,349

	Machinery - 3.1%
76,576	Regal-Beloit Corporation	10,925,864

	Transportation & Logistics - 2.1%
119,929	Kirby Corporation[1]	7,229,320

	Total Industrials	85,900,493

	Materials - 9.5%
	Chemicals - 5.2%
97,976	Ashland Global Holdings, Inc.	8,697,330
104,634	RPM International, Inc.	9,610,633
		18,307,963
	Construction Materials - 4.3%
57,912	Carlisle Companies, Inc.	9,531,157
39,493	Eagle Materials, Inc.	5,308,254
		14,839,411
	Total Materials	33,147,374

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.3% (Continued)
	Real Estate - 3.8%
	REIT - 3.8%
202,985	American Assets Trust, Inc.	$6,584,834
247,222	Corporate Office Properties Trust	6,509,355
	Total Real Estate	13,094,189

	Technology - 5.5%
	Software - 4.2%
171,678	Clarivate PLC[1,2]	4,530,582
35,380	PTC, Inc.[1]	4,870,057
138,332	Tenable Holdings, Inc.[1]	5,005,544
		14,406,183
	Technology Services - 1.3%
838,755	Multiplan Corporation[1,3]	4,655,090

	Total Technology	19,061,273

	Utilities - 3.3%
	Electric Utilities - 1.2%
61,205	Black Hills Corporation	4,086,658

	Gas & Water Utilities - 2.1%
302,120	Nisource, Inc.	7,284,113

	Total Utilities	11,370,771

	TOTAL COMMON STOCKS (Cost $238,060,933)	339,137,987

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 2.7%
4,666,676	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.03%[4]	$4,666,676
4,666,676	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	4,666,676
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,333,352)	9,333,352

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.0% (Cost $247,394,285)	348,471,339

	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.1%
	MONEY MARKET FUNDS — 0.1%
185,000	BlackRock Liquidity FedFund, Institutional Series, 0.07%[4]	185,000
	TOTAL MONEY MARKET FUNDS (Cost $185,000)	185,000

Principal		Value
	REPURCHASE AGREEMENTS — 1.0%
1,000,000	With Bank of America Securities, Inc.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $20,158 - $601,963, coupon rates ranging from 3.00% to 3.75%, 2/15/42-11/15/43, total market value $1,001,669)	1,000,000
508,594	With HSBC Securities USA, Inc.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $508,594 (collateralized by US Treasury Securities, par values ranging from $117 - $80,517, coupon rates ranging from 0.00% to 5.25%, 8/31/21 - 2/15/51, total market value $516,955)	508,594
1,000,000	With JP Morgan Securities LLC: at 0.01%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $18,471 - $528,517, coupon rates ranging from 0.00% to 2.00%, 10/15/25 – 11/15/50, total market value $1,017,629)	1,000,000
1,000,000	With Mizuho Securities USA, LLC.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $5 - $465,429, coupon rates ranging from 0.50% to 2.88%, 8/15/21 - 11/15/29, total market value $1,015,117)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $3,508,594)	3,508,594

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $3,693,594)	3,693,594

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	TOTAL INVESTMENTS - 101.1% (Cost $251,087,879)	$352,164,933	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(3,952,529)
	NET ASSETS - 100.0%	$348,212,404

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven-day effective yield as of March 31, 2021.
[5]	At March 31, 2021, the market value of the securities on loan for CRM Small/Mid Cap Value Fund was $3,587,215. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.0%
	Consumer Discretionary - 9.4%
	Apparel & Textile Products - 3.3%
387,824	Steven Madden Ltd.	$14,450,322

	Leisure Facilities & Services - 1.7%
43,601	Marriott Vacations Worldwide Corporation	7,594,422

	Wholesale - Discretionary - 4.4%
465,160	LKQ Corporation[1]	19,690,223

	Total Consumer Discretionary	41,734,967

	Consumer Staples - 1.6%
	Food - 1.6%
256,900	Nomad Foods Ltd.[1]	7,054,474

	Energy - 4.9%
	Oil & Gas Producers - 2.3%
62,730	Pioneer Natural Resources Company	9,962,779

	Oil & Gas Services & Equipment - 2.6%
538,147	ChampionX Corporation[1]	11,693,934

	Total Energy	21,656,713

	Financials - 18.1%
	Banking - 6.8%
480,988	Associated Banc-Corporation	10,264,284
310,502	BancorpSouth Bank	10,085,105
179,103	Webster Financial Corporation	9,870,366
		30,219,755
	Institutional Financial Services - 2.6%
135,703	State Street Corporation	11,400,409

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.0% (Continued)
	Insurance - 8.7%
174,784	American Financial Group, Inc.	$19,942,854
47,005	Assurant, Inc.	6,663,899
157,090	W.R. Berkley Corporation	11,836,732
		38,443,485
	Total Financials	80,063,649

	Health Care - 10.4%
	Health Care Facilities & Services - 2.3%
540,857	Ortho Clinical Diagnostics Holdings PLC[1,2]	10,435,836

	Medical Equipment & Devices - 8.1%
441,791	Avantor, Inc.[1]	12,781,014
10,537	Bio-Rad Laboratories, Inc., Class A1	6,018,418
414,855	Envista Holdings Corporation[1]	16,926,084
		35,725,516
	Total Health Care	46,161,352

	Industrials - 22.4%
	Aerospace & Defense - 1.4%
15,310	Teledyne Technologies, Inc.[1]	6,332,982

	Commercial Support Services - 2.2%
203,608	Terminix Global Holdings, Inc.[1]	9,705,993

	Electrical Equipment – 9.0%
75,136	AMETEK, Inc.	9,597,121
624,778	Hayward Holdings, Inc.[1]	10,546,253
325,526	nVent Electric PLC[2]	9,085,431
152,327	Otis Worldwide Corporation	10,426,783
		39,655,588
	Industrial Intermediate Products - 3.9%
73,555	Valmont Industries, Inc.	17,481,817

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.0% (Continued)
	Industrial Support Services - 2.6%
126,585	Applied Industrial Technologies, Inc.	$11,540,754

	Machinery - 3.3%
101,512	Regal-Beloit Corporation	14,483,732

	Total Industrials	99,200,866

	Materials - 11.2%
	Chemicals - 7.0%
99,224	Ashland Global Holdings, Inc.	8,808,114
183,234	Corteva, Inc.	8,542,369
149,576	RPM International, Inc.	13,738,556
		31,089,039
	Construction Materials - 4.2%
73,681	Carlisle Companies, Inc.	12,126,419
37,467	Vulcan Materials Company	6,322,556
		18,448,975
	Total Materials	49,538,014

	Real Estate - 2.8%
	REIT - 2.8%
8,525	Equinix, Inc.	5,793,505
154,596	Highwoods Properties, Inc.	6,638,352
	Total Real Estate	12,431,857

	Technology - 10.4%
	Semiconductors - 2.5%
70,924	Microchip Technology, Inc.	11,008,823

	Software - 4.2%
220,076	Clarivate PLC[1,2]	5,807,806
44,486	PTC, Inc.[1]	6,123,498

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.0% (Continued)
	Software - 4.2% (Continued)
187,061	Tenable Holdings, Inc.[1]	$6,768,803
		18,700,107
	Technology Services - 3.7%
45,675	Morningstar, Inc.	10,278,702
1,132,588	Multiplan Corporation[1,3]	6,285,863
		16,564,565
	Total Technology	46,273,495

	Utilities - 6.8%
	Electric Utilities - 2.3%
151,552	Black Hills Corporation	10,119,127

	Gas & Water Utilities - 4.5%
81,728	Atmos Energy Corporation	8,078,813
485,803	Nisource, Inc.	11,712,710
		19,791,523
	Total Utilities	29,910,650

	TOTAL COMMON STOCKS (Cost $303,252,552)	434,026,037

	SHORT-TERM INVESTMENTS — 2.1%
4,593,252	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.03%[4]	4,593,252
4,593,254	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	4,593,254
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,186,506)	9,186,506

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.1% (Cost $312,439,058)	443,212,543

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.4%
	MONEY MARKET FUNDS — 0.6%
1,170,000	Goldman Sachs Financial Square Government Fund, 2.14% [4]	$1,170,000
550,000	Invesco Short-Term Investment Trust Government & Agency Portfolio, 0.33%[4]	550,000
822,000	JPMorgan US Government Money Market Fund, 0.03%[4]	822,000
	TOTAL MONEY MARKET FUNDS (Cost $2,542,000)	2,542,000

Principal		Value
	REPURCHASE AGREEMENTS — 0.8%
1,490,708	With Bank of America Securities, Inc.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,490,708 (collateralized by US Treasury Securities, par values ranging from $30,049 - $897,350, coupon rates ranging from 3.00% to 3.75%, 2/15/42-11/15/43, total market value $1,506,612)	1,490,708
753,242	With HSBC Securities USA, Inc.: at 0.00%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $753,242 (collateralized by US Treasury Securities, par values ranging from $173 - $119,248, coupon rates ranging from 0.00% to 5.25%, 8/31/21 - 2/15/51, total market value $765,624)	753,242
1,490,708	With JP Morgan Securities LLC: at 0.01%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $1,490,708 (collateralized by US Treasury Securities, par values ranging from $27,534 - $787,865, coupon rates ranging from 0.00% to 2.00%, 10/15/25 – 11/15/50,total market value $1,516,988)	1,490,708
	TOTAL REPURCHASE AGREEMENTS (Cost $3,734,658)	3,734,658

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $6,276,658)	6,276,658

	TOTAL INVESTMENTS - 101.5% (Cost $318,715,716)	$449,489,201	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(6,708,734)
	NET ASSETS - 100.0%	$442,780,467

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven-day effective yield as of March 31, 2021.
[5]	At March 31, 2021, the market value of the securities on loan for CRM Mid Cap Value Fund was $6,111,888. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.0%
	Communications - 1.9%
	Telecommunications - 1.9%
41,856	Vonage Holdings Corporation[1]	$494,738

	Consumer Discretionary - 14.0%
	Apparel & Textile Products - 2.9%
19,467	Steven Madden Ltd.	725,340

	Home Construction - 1.5%
8,598	Skyline Champion Corporation[1]	389,145

	Leisure Facilities & Services - 4.4%
8,682	BJ's Restaurants, Inc.	504,251
3,613	Marriott Vacations Worldwide Corporation	629,312
		1,133,563
	Wholesale - Discretionary - 5.2%
19,866	G-III Apparel Group Ltd.[1]	598,761
17,437	LKQ Corporation[1]	738,109
		1,336,870
	Total Consumer Discretionary	3,584,918

	Consumer Staples - 3.3%
	Beverages - 3.3%
52,629	Primo Water Corporation	855,748

	Energy - 2.9%
	Oil & Gas Services & Equipment - 2.9%
33,384	ChampionX Corporation[1]	725,434

	Financials - 22.5%
	Banking - 7.1%
14,866	BancorpSouth Bank	482,848

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.0% (Continued)
	Banking - 7.1% (Continued)
4,739	JPMorgan Chase & Company	$721,418
11,067	Webster Financial Corporation	609,902
		1,814,168
	Institutional Financial Services - 3.6%
10,856	State Street Corporation	912,013

	Insurance - 11.8%
9,123	American Financial Group, Inc.	1,040,933
18,214	American International Group, Inc.	841,669
3,619	Assurant, Inc.	513,066
8,448	W.R. Berkley Corporation	636,557
		3,032,225
	Total Financials	5,758,406

	Health Care - 10.0%
	Biotech & Pharma - 2.1%
3,291	Johnson & Johnson	540,876

	Medical Equipment & Devices - 7.9%
24,131	Avantor, Inc.[1]	698,110
2,444	Danaher Corporation	550,096
18,911	Envista Holdings Corporation[1]	771,568
		2,019,774
	Total Health Care	2,560,650

	Industrials - 19.1%
	Aerospace & Defense - 3.3%
16,527	Kaman Corporation	847,670

	Commercial Support Services - 1.7%
9,292	Terminix Global Holdings, Inc.[1]	442,950

	Electrical Equipment - 3.4%
16,506	nVent Electric PLC[2]	460,683

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.0% (Continued)
	Electrical Equipment - 3.4% (Continued)
5,943	Otis Worldwide Corporation	$406,798
		867,481
	Industrial Intermediate Products - 3.8%
4,102	Valmont Industries, Inc.	974,922

	Machinery - 2.9%
5,249	Regal-Beloit Corporation	748,927

	Transportation & Logistics - 4.0%
16,731	Kirby Corporation[1]	1,008,545

	Total Industrials	4,890,495

	Materials - 5.6%
	Chemicals - 5.6%
5,889	Ashland Global Holdings, Inc.	522,767
10,910	Corteva, Inc.	508,624
4,453	RPM International, Inc.	409,008
	Total Materials	1,440,399

	Real Estate - 2.5%
	REIT - 2.5%
32,422	Xenia Hotels & Resorts, Inc.	632,229

	Technology - 13.0%
	Semiconductors - 4.0%
3,324	Microchip Technology, Inc.	515,952
3,733	QUALCOMM, Inc.	494,958
		1,010,910
	Software - 5.9%
13,157	Clarivate PLC[1,2]	347,213
1,847	Microsoft Corporation	435,467

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.0% (Continued)
	Software - 5.9% (Continued)
2,615	PTC, Inc.[1]	$359,955
9,991	Tenable Holdings, Inc.[1]	361,524
		1,504,159
	Technology Services - 3.1%
72,543	Multiplan Corporation[1,3]	402,614
36,394	Paya Holdings, Inc.[1]	398,878
		801,492
	Total Technology	3,316,561

	Utilities - 2.2%
	Electric Utilities - 2.2%
7,340	NextEra Energy, Inc.	554,977

	TOTAL COMMON STOCKS (Cost $18,089,059)	24,814,555

	SHORT-TERM INVESTMENTS — 3.1%
392,224	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.03%[4]	392,224
392,224	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[4]	392,224
	TOTAL SHORT-TERM INVESTMENTS (Cost $784,448)	784,448

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 100.1% (Cost $18,873,507)	25,599,003

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.3%
	REPURCHASE AGREEMENTS— 1.3%
340,469	With National Bank Financial: at 0.13%, dated 3/31/21, to be repurchased on 4/1/21, repurchase price $340,470 (collateralized by US Treasury Securities, par values ranging from $0 - $32,127, coupon rates ranging from 0.00% to 4.75%, 4/1/21 - 9/9/49; total market value $345,974)	$340,469

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $340,469)	340,469

	TOTAL INVESTMENTS - 101.4% (Cost $19,213,976)	$25,939,472	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(355,632)
	NET ASSETS - 100.0%	$25,583,840

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Security is partially or fully on loan.
[4]	Rate disclosed is the seven-day effective yield as of March 31, 2021.
[5]	At March 31, 2021, the market value of the securities on loan for CRM All Cap Value Fund was $328,621. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 91.7%
	Communications - 6.2%
	Entertainment Content - 3.7%
24,894	Walt Disney Company (The)	$4,593,441

	Internet Media & Services - 2.5%
1,371	Booking Holdings, Inc.[1]	3,194,210

	Total Communications	7,787,651

	Consumer Discretionary - 21.7%
	Apparel & Textile Products - 2.8%
94,929	Steven Madden Ltd.	3,537,055

	Consumer Services - 3.0%
301,037	Regis Corporation[1]	3,781,025

	Home Construction - 2.6%
73,371	Skyline Champion Corporation[1]	3,320,771

	Leisure Facilities & Services - 4.4%
61,197	BJ's Restaurants, Inc.	3,554,322
10,959	Marriott Vacations Worldwide Corporation	1,908,839
		5,463,161
	Retail - Discretionary - 1.8%
3,725	RH1	2,222,335

	Wholesale - Discretionary - 7.1%
169,440	G-III Apparel Group Ltd.[1]	5,106,921
89,904	LKQ Corporation[1]	3,805,636
		8,912,557
	Total Consumer Discretionary	27,236,904

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 91.7% (Continued)
	Consumer Staples - 3.9%
	Beverages - 2.4%
188,420	Primo Water Corporation	$3,063,709

	Household Products - 1.5%
49,201	Clearwater Paper Corporation[1]	1,850,942

	Total Consumer Staples	4,914,651

	Energy - 3.4%
	Renewable Energy - 3.4%
69,505	Sunrun, Inc.[1]	4,203,662

	Financials - 10.4%
	Banking – 5.0%
76,822	Hancock Whitney Corporation	3,227,292
54,333	Webster Financial Corporation	2,994,292
		6,221,584
	Institutional Financial Services - 3.0%
46,444	State Street Corporation	3,901,760

	Insurance - 1.6%
14,153	Assurant, Inc.	2,006,471

	Specialty Finance - 0.8%
18,719	Stewart Information Services Corporation	973,950

	Total Financials	13,103,765

	Health Care - 8.1%
	Medical Equipment & Devices - 8.1%
92,945	Avantor, Inc.[1]	2,688,899
8,667	Danaher Corporation	1,950,768

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 91.7% (Continued)
	Medical Equipment & Devices - 8.1% (Continued)
134,323	Envista Holdings Corporation[1]	$5,480,379
	Total Health Care	10,120,046

	Industrials - 18.4%
	Aerospace & Defense - 2.3%
57,160	Kaman Corporation	2,931,736

	Commercial Support Services - 3.4%
43,838	Clean Harbors, Inc.[1]	3,685,022
11,136	Terminix Global Holdings, Inc.[1]	530,853
		4,215,875
	Electrical Equipment - 3.9%
184,677	Hayward Holdings, Inc.[1]	3,117,347
26,417	Otis Worldwide Corporation	1,808,244
		4,925,591
	Industrial Intermediate Products - 3.7%
19,718	Valmont Industries, Inc.	4,686,378

	Machinery - 2.4%
20,864	Regal-Beloit Corporation	2,976,876

	Transportation & Logistics - 2.7%
56,910	Kirby Corporation[1]	3,430,535

	Total Industrials	23,166,991

	Materials - 3.7%
	Chemicals - 2.1%
29,312	Ashland Global Holdings, Inc.	2,602,027

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 91.7% (Continued)
	Construction Materials - 1.6%
15,074	Eagle Materials, Inc.	$2,026,096

	Total Materials	4,628,123

	Technology - 13.1%
	Semiconductors - 1.4%
13,542	QUALCOMM, Inc.	1,795,534

	Software - 6.9%
62,466	Clarivate PLC[1,2]	1,648,478
32,210	Jamf Holding Corporation[1]	1,137,657
10,376	Microsoft Corporation	2,446,350
94,748	Tenable Holdings, Inc.[1]	3,428,456
		8,660,941
	Technology Services - 4.8%
383,477	PAE, Inc.[1]	3,458,963
234,139	Paya Holdings, Inc.[1]	2,566,163
		6,025,126
	Total Technology	16,481,601

	Utilities - 2.8%
	Electric Utilities - 2.8%
45,982	NextEra Energy, Inc.	3,476,699

	TOTAL COMMON STOCKS (Cost $90,733,680)	115,120,093

	SHORT-TERM INVESTMENTS — 7.9%
4,953,826	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.03%[3]	4,953,826
4,953,827	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.01%[3]	4,953,827
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,907,653)	9,907,653
	TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost $100,641,333)	125,027,746

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS SOLD SHORT — (32.9)%
	Communications - (4.1)%
	Advertising & Marketing - (0.3)%
(5,162)	Omnicom Group, Inc.	$(382,762)

	Entertainment Content - (1.2)%
(16,241)	Discovery, Inc. - Series A	(705,834)
(22,472)	Fox Corporation, Class A	(811,464)
		(1,517,298)
	Publishing & Broadcasting - (0.7)%
(83,707)	Pearson PLC[2]	(892,497)

	Telecommunications - (1.9)%
(76,393)	AT&T, Inc.	(2,312,416)

	Total Communications	(5,104,973)

	Consumer Discretionary - (4.3)%
	Consumer Services - (2.1)%
(98,799)	Perdoceo Education Corporation	(1,181,636)
(15,147)	Strategic Education, Inc.	(1,392,161)
		(2,573,797)
	E-Commerce Discretionary - (0.4)%
(38,515)	CarParts.com, Inc.	(549,994)

	Leisure Facilities & Services - (0.6)%
(6,305)	Shake Shack, Inc., Class A	(711,015)

	Retail - Discretionary - (1.2)%
(3,700)	Canadian Tire Corporation Ltd.	(524,992)
(14,264)	Guess?, Inc.	(335,204)
(2,180)	Lululemon Athletica, Inc.	(668,628)
		(1,528,824)
	Total Consumer Discretionary	(5,363,630)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS SOLD SHORT — (32.9)% (Continued)
	Consumer Staples - (7.2)%
	Food - (4.7)%
(43,841)	B&G Foods, Inc.	$(1,361,701)
(14,838)	Beyond Meat, Inc.	(1,930,721)
(9,330)	JM Smucker Company (The)	(1,180,525)
(21,912)	Kellogg Company	(1,387,030)
		(5,859,977)
	Retail - Consumer Staples - (2.5)%
(20,265)	HelloFresh SE	(1,509,430)
(45,686)	Kroger Company (The)	(1,644,239)
		(3,153,669)
	Total Consumer Staples	(9,013,646)

	Energy - (1.3)%
	Renewable Energy - (1.3)%
(5,880)	SolarEdge Technologies, Inc.	(1,690,147)

	Financials - (0.2)%
	Banking - (0.2)%
(4,100)	National Bank of Canada	(278,494)

	Health Care - (1.6)%
	Health Care Facilities & Services - (0.7)%
(13,266)	HealthEquity, Inc.	(902,088)

	Medical Equipment & Devices - (0.9)%
(4,005)	West Pharmaceutical Services, Inc.	(1,128,529)

	Total Health Care	(2,030,617)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS SOLD SHORT — (32.9)% (Continued)
	Industrials - (8.6)%
	Commercial Support Services - (1.1)%
(59,218)	Harsco Corporation	$(1,015,589)
(5,232)	Robert Half International, Inc.	(408,462)
		(1,424,051)
	Electrical Equipment - (4.8)%
(8,879)	Acuity Brands, Inc.	(1,465,035)
(15,438)	Belden, Inc.	(684,984)
(26,974)	Blink Charging Company	(1,108,631)
(39,362)	Bloom Energy Corporation, Class A	(1,064,742)
(32,248)	Signify NV	(1,658,098)
		(5,981,490)
	Industrial Intermediate Products - (1.3)%
(13,122)	Proto Labs, Inc.	(1,597,604)

	Industrial Support Services - (0.6)%
(27,278)	Resideo Technologies, Inc.	(770,604)

	Transportation Equipment - (0.8)%
(10,069)	Volvo AB, Class B	(255,009)
(9,173)	Wabtec Corporation	(726,135)
		(981,144)
	Total Industrials	(10,754,893)

	Real Estate - (0.6)%
	Reit - (0.6)%
(11,152)	SL Green Realty Corporation	(780,528)

	Technology - (4.5)%
	Software - (3.2)%
(4,994)	Citrix Systems, Inc.	(700,958)
(10,153)	Guidewire Software, Inc.	(1,031,849)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS SOLD SHORT — (32.9)% (Continued)
	Software - (3.2)% (Continued)
(21,960)	Qualys, Inc.	$(2,300,969)
		(4,033,776)
	Technology Hardware - (1.3)%
(35,932)	3D Systems Corporation	(985,974)
(22,922)	Stratasys Ltd.	(593,680)
		(1,579,654)
	Total Technology	(5,613,430)

	Utilities - (0.5)%
	Electric Utilities - (0.5)%
(13,704)	Avangrid, Inc.	(682,596)

	TOTAL COMMON STOCKS SOLD SHORT - (Proceeds - $40,921,703)	(41,312,954)

	OTHER ASSETS IN EXCESS OF LIABILITIES – 33.3%	41,838,776
	NET ASSETS - 100.0%	$125,553,568

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven-day effective yield as of March 31, 2021.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2021:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	0.72% (Fed Funds Rate + 0.65%)	03/21/2022	$4,167,372	American International Group	$382,127	$-	$382,127
Morgan Stanley	0.72% (Fed Funds Rate + 0.65%)	03/21/2022	3,470,534	Canadian National Railway	152,175	-	152,175
Morgan Stanley	0.72% (Fed Funds Rate + 0.65%)	03/21/2022	2,654,407	ChampionX Corporation	432,951	-	432,951
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,896,968)	Morgan Stanley Custom Swap (MSCMS252) Index(3)	2,425	-	2,425
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,901,397)	Morgan Stanley Custom Swap (MSCMS253) Index(3)	(20,092)	-	(20,092)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,903,398)	Morgan Stanley Custom Swap (MSCMS254) Index(3)	3,170	-	3,170
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,930,851)	Morgan Stanley Custom Swap (MSCMS255) Index(3)	(19,171)	-	(19,171)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,864,916)	Morgan Stanley Custom Swap (MSCMS256) Index(3)	(13,975)	-	(13,975)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,827,860)	Morgan Stanley Custom Swap (MSCMS257) Index(3)	(45,936)	-	(45,936)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,827,714)	Morgan Stanley Custom Swap (MSCMS258) Index(3)	(43,682)	-	(43,682)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,867,229)	Morgan Stanley Custom Swap (MSCMS259) Index(3)	(15,462)	-	(15,462)
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,851,651)	Morgan Stanley Custom Swap (MSCMS260) Index(3)	11,312	-	11,312
Morgan Stanley	(0.38%) (Fed Funds Rate minus 0.45%)	07/28/2021	(1,887,383)	Morgan Stanley Custom Swap (MSCMS261) Index(3)	7,266	-	7,266
Total Unrealized Appreciation							$991,426
Total Unrealized (Depreciation)							$(158,318)
Total					$833,108	$-	$833,108

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS252) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Humana, Inc.	527	$221,003	11.66%
West Company, Inc.	775	218,398	11.53%
HCA Healthcare, Inc.	1,145	215,730	11.39%
Pfizer, Inc.	5,931	214,872	11.34%
Generac Holdings, Inc.	652	213,517	11.27%
Realty Income Corporation	3,322	210,972	11.14%
Apple, Inc.	1,692	206,712	10.91%
Fidelity National Information Services, Inc.	1,457	204,879	10.81%
Zillow Group, Inc.	1,454	188,469	9.95%
		$1,894,552	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS253) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Church & Dwight Company, Inc.	776	$67,763	3.53%
PepsiCo, Inc.	477	67,472	3.51%
Duke Energy Corporation	694	66,984	3.49%
Kellogg Company	1,056	66,819	3.48%
Humana, Inc.	158	66,285	3.45%
Generac Holdings, Inc.	201	65,938	3.43%
General Mills, Inc.	1,073	65,808	3.43%
McCormick & Company, Inc.	736	65,583	3.41%
Altria Group, Inc.	1,280	65,504	3.41%
West Company, Inc.	232	65,406	3.40%
Ecolab, Inc.	305	65,227	3.39%
Hershey Company (The)	412	65,221	3.39%
Kroger Company (The)	1,807	65,019	3.38%
Clorox Company (The)	336	64,843	3.37%
HCA Healthcare, Inc.	344	64,712	3.37%
Pfizer, Inc.	1,781	64,520	3.36%
Align Technology, Inc.	118	63,916	3.33%
Estee Lauder Companies, Inc. (The)	219	63,761	3.32%
Hormel Foods Corporation	1,329	63,497	3.30%
Philip Morris International, Inc.	715	63,408	3.30%
Realty Income Corporation	998	63,358	3.30%
Apple, Inc.	511	62,403	3.25%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Brands, Inc.	274	$62,366	3.25%
Sysco Corporation	789	62,142	3.23%
Canadian Imperial Bank of Commerce	633	61,909	3.22%
Fidelity National Information Services, Inc.	440	61,841	3.22%
Ford Motor Company	5,023	61,527	3.20%
General Motors Company	1,061	60,988	3.17%
Magna International	680	59,899	3.12%
Zillow Group, Inc.	443	57,429	2.99%
		$1,921,548	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS254) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
West Company, Inc.	643	$181,186	9.53%
Humana, Inc.	424	177,814	9.36%
Apple, Inc.	1,435	175,261	9.22%
Pfizer, Inc.	4,835	175,160	9.22%
Realty Income Corporation	2,736	173,730	9.14%
HCA Healthcare, Inc.	920	173,221	9.12%
Zillow Group, Inc.	1,312	170,128	8.95%
Ford Motor Company	13,846	169,613	8.93%
Fidelity National Information Services, Inc.	1,206	169,548	8.92%
General Motors Company	2,918	167,655	8.82%
Magna International	1,897	166,981	8.79%
		$1,900,297	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS255) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
PepsiCo, Inc.	532	$75,284	3.86%
Church & Dwight Company, Inc.	862	75,255	3.86%
Kellogg Company	1,177	74,516	3.82%
Clorox Company (The)	385	74,181	3.80%
Ecolab, Inc.	345	73,823	3.79%
McCormick & Company, Inc.	827	73,752	3.78%
Realty Income Corporation	1,159	73,614	3.77%
Humana, Inc.	175	73,232	3.76%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Align Technology, Inc.	135	$73,217	3.75%
Hershey Company (The)	463	73,186	3.75%
General Mills, Inc.	1,192	73,075	3.75%
Estee Lauder Companies, Inc. (The)	251	72,998	3.74%
Pfizer, Inc.	2,015	72,996	3.74%
Apple, Inc.	597	72,874	3.74%
West Company, Inc.	258	72,781	3.73%
Kroger Company (The)	2,022	72,778	3.73%
Altria Group, Inc.	1,416	72,449	3.72%
HCA Healthcare, Inc.	380	71,487	3.67%
Hormel Foods Corporation	1,492	71,302	3.66%
Philip Morris International, Inc.	802	71,176	3.65%
Fidelity National Information Services, Inc.	505	71,014	3.64%
Sysco Corporation	898	70,723	3.63%
Constellation Brands, Inc.	305	69,542	3.57%
Zillow Group, Inc.	532	68,942	3.54%
General Motors Company	1,197	68,761	3.53%
Magna International	780	68,646	3.52%
Ford Motor Company	5,580	68,349	3.50%
		$1,949,953	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS256) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Home Depot, Inc. (The)	158	$48,215	2.57%
Costco Wholesale Corporation	136	48,094	2.56%
Target Corporation	243	48,073	2.56%
Dollar General Corporation	235	47,677	2.54%
Generac Holdings, Inc.	145	47,635	2.53%
Walgreens Boots Alliance, Inc.	859	47,177	2.51%
Church & Dwight Company, Inc.	540	47,173	2.51%
O'Reilly Automotive, Inc.	93	47,165	2.51%
Ecolab, Inc.	219	46,955	2.50%
Cisco Systems, Inc.	907	46,918	2.50%
PepsiCo, Inc.	331	46,848	2.49%
CVS Health Corporation	621	46,732	2.49%
Mettler-Toledo International, Inc.	40	46,641	2.48%
Tractor Supply Company	263	46,570	2.48%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Clorox Company (The)	241	$46,468	2.47%
Realty Income Corporation	731	46,399	2.47%
Estee Lauder Companies, Inc. (The)	159	46,384	2.47%
Starbucks Corporation	424	46,360	2.47%
McCormick & Company, Inc.	520	46,320	2.46%
Kellogg Company	732	46,305	2.46%
Restaurant Brands International, Inc.	711	46,229	2.46%
Motorola Solutions, Inc.	246	46,214	2.46%
Hershey Company (The)	292	46,159	2.46%
Sysco Corporation	581	45,720	2.43%
VF Corporation	572	45,696	2.43%
General Mills, Inc.	743	45,542	2.42%
Fidelity National Information Services, Inc.	323	45,455	2.42%
McDonald's Corporation	203	45,450	2.42%
Kroger Company (The)	1,261	45,387	2.42%
Altria Group, Inc.	884	45,215	2.41%
Apple, Inc.	370	45,180	2.40%
General Motors Company	786	45,136	2.40%
Constellation Brands, Inc.	198	45,101	2.40%
Philip Morris International, Inc.	507	45,010	2.39%
Hormel Foods Corporation	940	44,915	2.39%
Lululemon Athletica, Inc.	146	44,636	2.38%
Magna International	503	44,325	2.36%
Ford Motor Company	3,552	43,508	2.32%
Best Buy Company, Inc.	377	43,319	2.31%
Zillow Group, Inc.	331	42,902	2.28%
Fox Corporation - Class A	1,046	37,755	2.01%
		$1,878,963	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS257) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
CDW Corporation	1,175	$194,766	10.39%
Mettler-Toledo International, Inc.	164	189,781	10.13%
Cisco Systems, Inc.	3,667	189,614	10.12%
Moody's Corporation	631	188,318	10.05%
Duke Energy Corporation	1,950	188,276	10.05%
Motorola Solutions, Inc.	997	187,539	10.01%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Altria Group, Inc.	3,631	$185,740	9.91%
AT&T, Inc.	6,113	185,030	9.87%
Philip Morris International, Inc.	2,083	184,817	9.86%
Fiserv, Inc.	1,512	179,978	9.61%
		$1,873,859	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS258) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Walgreens Boots Alliance, Inc.	1,693	$92,949	4.97%
Target Corporation	466	92,225	4.93%
Costco Wholesale Corporation	259	91,412	4.88%
Home Depot, Inc. (The)	299	91,410	4.88%
VF Corporation	1,144	91,395	4.88%
Starbucks Corporation	835	91,258	4.88%
O'Reilly Automotive, Inc.	179	90,965	4.86%
General Motors Company	1,571	90,258	4.82%
Dollar General Corporation	445	90,131	4.82%
CVS Health Corporation	1,197	90,086	4.81%
Zillow Group, Inc.	688	89,236	4.77%
Magna International	1,013	89,227	4.77%
Apple, Inc.	730	89,170	4.77%
Ford Motor Company	7,221	88,461	4.73%
Best Buy Company, Inc.	767	88,042	4.70%
Realty Income Corporation	1,386	88,041	4.70%
McDonald's Corporation	391	87,702	4.69%
Lululemon Athletica, Inc.	285	87,496	4.68%
Restaurant Brands International, Inc.	1,338	86,997	4.65%
Fidelity National Information Services, Inc.	611	85,961	4.59%
Fox Corporation - Class A	2,185	78,904	4.22%
		$1,871,326	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS259) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Walgreens Boots Alliance, Inc.	1,898	$104,180	5.53%
Zillow Group, Inc.	786	101,834	5.41%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	509	$100,861	5.36%
Home Depot, Inc. (The)	330	100,791	5.35%
Tractor Supply Company	569	100,767	5.35%
Dollar General Corporation	496	100,528	5.34%
VF Corporation	1,256	100,400	5.33%
O'Reilly Automotive, Inc.	197	100,154	5.32%
Starbucks Corporation	914	99,881	5.31%
Costco Wholesale Corporation	283	99,866	5.31%
CVS Health Corporation	1,325	99,663	5.29%
Magna International	1,132	99,631	5.29%
General Motors Company	1,734	99,617	5.29%
Lululemon Athletica, Inc.	320	98,287	5.22%
McDonald's Corporation	438	98,100	5.21%
Ford Motor Company	7,965	97,569	5.18%
Best Buy Company, Inc.	845	96,969	5.15%
Restaurant Brands International, Inc.	1,472	95,711	5.09%
Fox Corporation - Class A	2,435	87,924	4.67%
		$1,882,733	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS260) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Agilent Technologies, Inc.	2,973	$377,953	20.54%
Canadian Imperial Bank of Commerce	3,785	370,455	20.13%
Fiserv, Inc.	3,069	365,321	19.85%
Amgen, Inc.	1,462	363,847	19.77%
Moody's Corporation	1,215	362,686	19.71%
		$1,840,262	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS261) Index total return swap with Morgan Stanley Bank as of March 31, 2021, termination date 7/28/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Zillow Group, Inc.	3,041	$394,283	20.97%
Magna International	4,241	373,389	19.86%
Realty Income Corporation	5,870	372,760	19.83%
Ford Motor Company	30,209	370,056	19.68%
General Motors Company	6,433	369,645	19.66%
		$1,880,133	100.00%